Capital Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Future Minimum Lease Payments Under Non Cancellable Capital Lease Arrangements

Future minimum lease payments under non-cancellable capital lease arrangements as lessee are as follows:

	RMB	US$
2015	120,919	19,489
2016	93,107	15,006
2017	117,797	18,985
2018	81,498	13,135
2019 and thereafter	782,823	126,168

Total minimum lease payments	1,196,144	192,783
Less: amount representing interest	(612,526)	(98,721)

Present value of remaining minimum lease payments	583,618	94,062